Interest-Bearing Borrowings (Details Textual) - CNY (¥)						1 Months Ended	12 Months Ended
	Mar. 29, 2019	Jan. 28, 2019	Dec. 17, 2018	Jul. 11, 2018	Jun. 15, 2018	Nov. 20, 2018	Dec. 31, 2018	Dec. 31, 2019	Jun. 07, 2018
Haide Asset Management Co Ltd. [Member]
Assets Sold under Agreements to Repurchase [Line Items]
Loans principal, interest and financing service fee receivables with carrying amount				¥ 200,000,000
Interest rate				10.00%
Terms of transferred loans overdue				90 days
Amount of long-term funds obtained								¥ 45,180,534
Interest payable								564,353
Weihai Blue Ocean Bank Co.Ltd. [Member]
Assets Sold under Agreements to Repurchase [Line Items]
Loans principal, interest and financing service fee receivables with carrying amount					¥ 499,991,939
Interest rate					10.00%
Terms of transferred loans overdue					80 days		36 months
Amount of long-term funds obtained								66,648,588
Interest payable								803,744
Suzhou Asset Management Co Ltd [Member]
Assets Sold under Agreements to Repurchase [Line Items]
Loans principal, interest and financing service fee receivables with carrying amount			¥ 299,609,168
Interest rate			11.00%
Terms of transferred loans overdue			90 days
Amount of long-term funds obtained								91,091,308
Interest payable								1,121,040
Xiamen Asset Management Co Ltd [Member]
Assets Sold under Agreements to Repurchase [Line Items]
Loans principal, interest and financing service fee receivables with carrying amount						¥ 499,999,800			¥ 499,521,447
Terms of transferred loans overdue						90 days
Amount of long-term funds obtained								359,297,996
Interest payable								3,097,961
Xiamen Asset Management Co Ltd [Member] | Maximum [Member]
Assets Sold under Agreements to Repurchase [Line Items]
Interest rate						9.50%
Xiamen Asset Management Co Ltd [Member] | Minimum [Member]
Assets Sold under Agreements to Repurchase [Line Items]
Interest rate						9.20%
Guangdong Yueke Asset Management Co., Ltd [Member]
Assets Sold under Agreements to Repurchase [Line Items]
Loans principal, interest and financing service fee receivables with carrying amount	¥ 27,016,646	¥ 13,793,897
Interest rate	13.20%	13.20%
Amount of long-term funds obtained								26,884,735
Interest payable								¥ 157,956